Advisors Asset Management, Inc.
                              18925 Base Camp Road
                            Monument, Colorado 80132



                                 April 13, 2018




Securities and Exchange Commission
100 F Street, NE
Washington, D.C. 20549


Re:   The Merrill Lynch Fund of Stripped ("Zero") U.S. Treasury Securities,
                                    Series L
                                  (the "Fund")
                       (File No. 333-76661) (CIK# 891768)

Ladies/Gentlemen:

     In accordance with the provisions of Rule 497(j) of Regulation C under the Securities Act of 1933 (the "Securities Act") this letter serves to certify that the most recent post-effective amendment to the registration statement on Form S-6 for the above captioned Fund does not differ from that which would have been filed pursuant to Rule 497(b) of the Securities Act. Post-effective Amendment No. 33, which was the most recent post-effective amendment to the registration statement, was filed electronically with the Commission on April 12, 2018.


                                Very truly yours,

                                The Merrill Lynch Fund of Stripped ("Zero")
                                U.S. Treasury Securities, Series L

                                By:  Advisors Asset Management, Inc.


                                By     /s/ ALEX R. MEITZNER
                                  ------------------------------
                                         Alex R. Meitzner
                                       Senior Vice President






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